UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 817-01305

KCAP Financial, Inc.

(Name of Registrant)

295 Madison Avenue, 6th Floor
New York, New York 10017
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of KCAP Financial, Inc. (the “Company”) to be redeemed:

7.375% Senior Notes due September 30, 2019 (CUSIP:48668E200) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 15, 2018 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of October 10, 2012 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of October 10, 2012, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem a portion of the outstanding Notes in the amount of $20,000,000 pursuant to the terms of the Indenture and the First Supplemental Indenture. Such redemption shall be effected by lot.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of February, 2018.

KCAP Financial, Inc.

By:	/s/ Edward U. Gilpin
	Name:	Edward U. Gilpin
	Title:	Chief Financial Officer